ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law of the Cayman Islands. The accompanying consolidated financial statements include the financial statements of (i) SouFun Holdings Limited (the “Company”), (ii) its subsidiaries located outside of the People’s Republic of China (the “PRC”) (the “non-PRC subsidiaries”), (iii) wholly foreign owned entities in the PRC (the “WOFEs”), (iv) entities controlled through contractual arrangements (the “PRC Domestic Entities”) and (v) the PRC Domestic Entities’ subsidiaries. The Company, its non-PRC subsidiaries, WOFEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the provision of E-commerce services, marketing services, listing services, financial services and other value-added services to the real estate and home furnishing industries in the PRC. Details of the Company’s major subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2015 were as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai Fang Chao Real Estate Broking Co., Ltd. (“Shanghai Fang Chao”)	June 3, 2015	PRC	Nil	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	100%	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. (“Tianjin Fang Tian Xia”)	May 21, 2015	PRC	100%	Provision of real estate agency services

Suzhou Cun Fang Real Estate Broking Co., Ltd. (“Suzhou Cun Fang”)	May 21, 2015	PRC	100%	Provision of real estate agency services

Shanghai SouFun Cun Fang Real Estate Broking Co., Ltd. (“Shanghai SouFun Cun Fang”)	May 14, 2015	PRC	Nil	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd. (“Nanjing Cun Fang”)	April 30, 2015	PRC	100%	Provision of real estate agency services

Shenzhen Fang Tian Xia Broking Co., Ltd. (“Shenzhen Fang Tian Xia”)	April 13, 2015	PRC	Nil	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd. (“Beijing Cun Fang”)	April 7, 2015	PRC	100%	Provision of real estate agency services

Beijing Fang Chao Real Estate Broking Co., Ltd. (“Beijing Fang Chao”)	March 6, 2015	PRC	Nil	Provision of real estate agency services

Shanghai Jia Tian Xia Financing Guarantee Co., Ltd. (“Shanghai Jia Tian Xia Financing Guarantee”)	January 22, 2015	PRC	100%	Provision of financing guarantee services

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai SouFun Microfinance Co., Ltd. (“Shanghai SouFun Microfinance”)	January 19, 2015	PRC	70%	Provision of financial services

Tianjin Jia Tian Xia Commercial Factoring Co., Ltd. (“Tianjian Jia Tian Xia Commercial Factoring”)	December 22, 2014	PRC	100%	Provision of commercial factoring services

Chongqing Tian Xia Dai Microfinance Co., Ltd. (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	100%	Provision of financial services

Tianjin Jia Tian Xia Microfinance Co., Ltd. (“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	100%	Provision of financial services

Beijing Fang Tian Xia Decorative Engineering Co., Ltd. (“Beijing Fang Tian Xia Decorative Engineering”)	October 15, 2014	PRC	100%	Provision of home décor services

Beihai Tian Xia Dai Microfinance Co., Ltd. (“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	100%	Provision of financial services

Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	100%	Provision of technology and information consultancy services

Beijing Tianxia Dai Information service Co., Ltd. (“Tianxia Dai Information”)	April 9, 2014	PRC	100%	Provision of finance information services

Wuhan SouFun Yi Ran Ju Ke Real Estate Broking Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Hangzhou SouFun Network Technology Co., Ltd. (“Hangzhou SouFun Network”)	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	75%	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	75%*	Operation and management of hotel, restaurant and other catering business

* Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”), a PRC Domestic Entity, owns the remaining 25% equity interest.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)**	July 25, 2012	PRC	Nil	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. (“Zhongzhi XunBo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	September 10, 2011	PRC	Nil	Provision of marketing services, rental services and real estate agency services

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing Tuo Shi”)	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

** Beijing Hua Ju Tian Xia was originally established as a WOFE by the Company in July 2012. In December 2014, the Company transferred its equity interest in Beijing Hua Ju Tian Xia to Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and simultaneously entered into a series of Contractual Agreements, as defined in Note 1, to obtain control over Beijing Hua Ju Tian Xia.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin Jia Tian Xia”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd. (“Beijing Zhong Zhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index	December 12, 2006	PRC	Nil	Provision of other value-added services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of real estate agency services, marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries. The equity interests of the PRC Domestic Entities are legally held directly by Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and Richard Jiangong Dai, a director of the board who resigned from the board effective February 25, 2016. The effective control of the PRC Domestic Entities is held by the Company through six of its WOFEs, namely, SouFun Network, SouFun Media, Beijing Tuoshi, Beijing Hong An, Beijing Zhong Zhi and Jia Tian Xia Network Technology as a result of a series of contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities which arrangements and agreements contain similar provisions regarding obligations and rights of the Company and the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries in accordance with the United States of America Securities and Exchange Commission (“SEC”) Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810, “Consolidation” (“ASC 810”).

The following is a summary of the Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The WOFEs provide the following exclusive technical services to the PRC Domestic Entities: (i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and (ii) technical information technology system support to enable the PRC Domestic Entities to service the needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, each PRC Domestic Entity and its legal shareholders have agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. In addition, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

In order to secure the payment obligations of each PRC Domestic Entity under the exclusive technical consultancy and service agreements, the legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders shall not transfer the pledged ownership interests without the prior written consent from the WOFEs. The WOFEs are entitled to dividends and funds obtained through conversion, auction or sale of the ownership interests that the legal shareholders pledged to the WOFEs. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The legal shareholders irrevocably appoint the WOFEs to act as proxy for the legal shareholders to exercise their respective rights as shareholders of the PRC Domestic Entities to attend shareholders' meetings and cast votes. The agreements will remain valid until terminated upon written consent by the WOFEs, the PRC Domestic Entities and their legal shareholders or by their successors.

The Company or any third party designated by the Company has the exclusive right to acquire from the legal shareholders the whole or part of the respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The legal shareholders shall not sell, transfer or dispose of the equity interests in the PRC Domestic Entities without the prior written consent of the Company or any third party designated by the Company. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements. The Company does not have to make any additional payment to the legal shareholders. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements have a term of 10 years and can be extended indefinitely at the sole discretion of the Company.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to contribute the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities to the WOFEs when permitted by applicable PRC laws and regulations. Any gains from the transfer shall be paid back to the WOFEs or any third party designated by the WOFEs. The repayment term of the loans was not stated in the agreements. The legal shareholders are liable to repay their respective portions of the loans by transferring their entire respective equity interests in the PRC Domestic Entities upon the written request of the WOFEs when such legal shareholders terminate their employment with the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders. While these supplementary agreements were signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. Pursuant to the supplementary agreements:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;

•	the legal shareholders agree to remit any profits distributed from the PRC Domestic Entities to the Company upon request by the Company; and

•	the PRC Domestic Entities are obligated to transfer their entire retained earnings, after deduction of PRC income tax, to the WOFEs in the form of a donation upon the WOFEs’ request.

All of these provisions have been incorporated into the Contractual Agreements signed subsequent to March 2010.

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following terms previously agreed between the WOFEs and the PRC Domestic Entities when the Exclusive Call Option Agreements were entered into:

•	the legal shareholders agreed to remit the purchase consideration received from the exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities to the WOFEs or any entity designated by the WOFEs.

This provision has been incorporated into the Contractual Agreements signed subsequent to March 2013.

Through the design of the aforementioned agreements, the legal shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities’ economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities’ activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of profits from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the Company has determined that the six WOFEs are the primary beneficiaries of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation S-X Rule 3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements. Business taxes (“BT”) and value added taxes (“VAT”) relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows were as follows:

	As of December 31,
	2014	2015
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	28,856	51,164
Restricted cash, current	97,988	103,179
Short-term investments	22,774	2,002
Accounts receivable (net of allowance of US$4,719 and US$12,622 as of December 31, 2014 and 2015, respectively)	11,847	68,654
Funds receivable	-	383
Commitment deposits	47,312	10,246
Prepayments and other current assets	20,553	151,654
Deferred tax assets, current	1,462	-

Total current assets	230,792	387,282

Non-current assets:
Property and equipment, net	18,166	21,642
Long-term investments	120,819	256,837
Restricted cash, non-current	109,495	-
Deferred tax assets, non-current	271	-
Deposit for non-current assets	-	594
Prepayment for business acquisition	9,806	-
Other non-current assets	7,814	4,559

Total non-current assets	266,371	283,632

Total assets	497,163	670,914
	As of December 31,
	2014	2015
	US$	US$
Current liabilities:
Deferred revenue	30,671	46,455
Accrued expenses and other liabilities	64,846	109,727
Customer’s refundable fees	17,637	36,245
Income tax payable	6,742	1,872
Intercompany payable to the WOFEs	137,168	293,697

Total current liabilities	257,064	487,996

Non-current liabilities:
Other non-current liabilities	4	-

Total non-current liabilities	4	-

Total liabilities	257,068	487,996

Net assets	240,095	182,918

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Total revenues	93,715	107,950	315,797
Net income (loss)	10,131	25,464	(41,831)

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Net cash generated from (used in) operating activities	211,049	113,176	(61,480)
Net cash generated from (used in) investing activities	14,427	(113,148)	(8,913)
Net cash (used in) generated from financing activities	(117,616)	(106,688)	95,078

The PRC Domestic Entities had no intercompany amounts payable to the WOFEs for accrued service fees as of December 31, 2014 and 2015, whereas the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities were nil during the years ended December 31, 2013, 2014 and 2015.

As of December 31, 2015, except for the current restricted cash of US$103,179 pledged to secure bank borrowings of the Group (Note 13), there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been parenthetically presented on the consolidated balance sheets. The PRC Domestic Entities held certain registered copyrights, trademarks and registered domain names, including the official website www.fang.com, which are used for the Group’s business operations. All of these revenue-producing assets were internally developed, for which the Group did not incur significant development costs. There were no assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that can only be used to settle their own obligations. The WOFEs have not provided any financial support that they were not previously contractually required to provide to the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries during the years presented.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the United States generally accepted accounting principles (“U.S. GAAP”).